NATIONWIDE VARIABLE INSURANCE TRUST
American Funds NVIT Growth Fund

Supplement dated January 9, 2019
to the Summary Prospectus dated April 30, 2018

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, the table under the section entitled "Portfolio Managers" on page 4 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service
Mark L. Casey	Partner – Capital International Investors, a division of Capital Research	Since 2017
Michael T. Kerr	Partner – Capital International Investors, a division of Capital Research	Since 2005
Anne-Marie Peterson	Partner – Capital World Investors, a division of Capital Research	Since 2019
Andraz Razen	Partner – Capital World Investors, a division of Capital Research	Since 2013
Alan J. Wilson	Partner – Capital World Investors, a division of Capital Research	Since 2014

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE